Document and Entity Information Document	Jul. 28, 2022
Document Information [Line Items]
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Address, Address Line One	205 Crosspoint Parkway
Entity File Number	001-34362
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	COLUMBUS MCKINNON CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0547600
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14068
City Area Code	716
Local Phone Number	689-5400
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Entity Central Index Key	0001005229
Amendment Flag	false